Accrued liabilities and other payables	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued liabilities and other payables

Note 8 – Accrued liabilities and other payables

The components of accrued expenses and other payables are as follows:

	December 31, 2021	December 31, 2022	December 31, 2022
	SGD	SGD	USD

Accrued payroll and welfare	68,087	73,110	54,543
Accrued expenses*	66,606	13,400	9,997
Other tax payable**	67,347	25,101	18,726
Other payable***	82,605	142,685	106,450
Total accrued liabilities and other payables	284,645	254,296	189,716

*	Accrued expenses mainly consist of accrual of professional service fees and cost incurred yet to bill.

**	Mainly refers to Goods and Services Tax (“GST”) payable. Sales revenue and purchase expense represent the invoiced value of goods, net of GST. The sales of the Company’s products and services are subject to a GST on the gross sales price. The Company is subject to GST at the prevailing rate in Singapore (currently 7%) and is exempted Sales and Service Tax from Malaysia. The GST will be offset by GST paid by the Company on purchase of renovation materials and other products, or services included in the cost of providing services and other expenses.

***	Other payable mainly consists of payable for other services and utilities expenses.